Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Restricted investments	R 5,687	R 5,263
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	3,385	3,056
Cash equivalents
Disclosure of financial assets [line items]
Restricted investments	58	528
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	1,493	1,094
Government bonds
Disclosure of financial assets [line items]
Restricted investments	234	225
Equity investments
Disclosure of financial assets [line items]
Restricted investments	305	292
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	198	49
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	R 5,673	R 5,244	R 5,064